Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of revenues classified by product lines
	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Product line “A”	$11,986	$13,591	$14,923
Product line “B”	2,642	2,956	3,212
Product line “C”	8,746	6,117	-
	$23,374	$22,664	$18,135

Schedule of geographical revenues classified by geographical location of the customers
	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

The Americas	$10,355	$12,030	$13,130
Europe	11,734	8,839	3,328
Israel	893	1,272	884
Other	392	523	793
	$23,374	$22,664	$18,135

Schedule of financial income (expense) - net
	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$172	$219	$208
Non-dollar currency gains, net	147	89	-
Income from marketable securities	83	165	77
Realized gain from sale of available-for-sale securities	-	24	28
Interest on available-for-sale securities	-	-	27
	402	497	340
Expenses:
Non-dollar currency losses, net	-	-	(107)
Bank commissions and charges	(23)	(14)	(11)
	(23)	(14)	(118)
	$379	$483	$222

Schedule of earnings per ordinary share (''EPS'')
	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,907	19,746	19,344
Add - incremental shares from assumed exercise of options	231	216	217
Weighted average number of shares used in computation of diluted EPS	20,138	19,962	19,561